Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 055
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the fair value of the Plan’s assets held outside of the Stable Value Master Trust as of December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total

Mutual funds	$614,300,719	$—	$—	$614,300,719
Cardinal Health, Inc., common shares	403,391,773	—	—	403,391,773
Total assets in the fair value hierarchy	$1,017,692,492	$—	$—	$1,017,692,492
Common collective trusts measured at net asset value				4,096,729,546
Total assets at fair value				$5,114,422,038

	December 31, 2024
	Level 1	Level 2	Level 3	Total

Mutual funds	$548,576,454	$—	$—	$548,576,454
Cardinal Health, Inc., common shares	256,627,332	—	—	256,627,332
Total assets in the fair value hierarchy	$805,203,786	$—	$—	$805,203,786
Common collective trusts measured at net asset value				3,528,288,406
Total assets at fair value				$4,333,492,192